Operating Leases (Details) - Schedule of supplemental balance sheet information	Dec. 31, 2021 USD ($)
Kyle's [Member]
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 735,074
Accumulated amortization	(85,777)
Net balance	649,297
Lease liability, current portion	113,105
Lease liability, long term	539,234
Total operating lease liabilities	$ 652,339
Weighted Average Remaining Lease Term - operating leases	54 months
Weighted Average Discount Rate - operating leases	5.50%
High Mountain [Member]
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 2,055,995
Accumulated amortization	(337,812)
Net balance	1,718,183
Lease liability, current portion	258,843
Lease liability, long term	1,459,339
Total operating lease liabilities	$ 1,718,182
Weighted Average Remaining Lease Term - operating leases	61 months
Weighted Average Discount Rate - operating leases	4.00%
Innovative Cabinets [Member]
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 1,232,993
Accumulated amortization	(454,609)
Net balance	778,384
Lease liability, current portion	218,873
Lease liability, long term	584,833
Total operating lease liabilities	$ 803,706
Weighted Average Remaining Lease Term - operating leases	42 months
Weighted Average Discount Rate - operating leases	4.02%
Wolo [Member]
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 153,663
Accumulated amortization	(106,924)
Net balance	46,739
Lease liability, current portion	47,328
Lease liability, long term
Total operating lease liabilities	$ 47,328
Weighted Average Remaining Lease Term - operating leases	7 months
Weighted Average Discount Rate - operating leases	6.00%